Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Event [Abstract]
Subsequent Event

NOTE 25- SUBSEQUENT EVENT

On March 12, 2020, the Board of Directors of Central Federal Corporation (the “Company) authorized a stock repurchase program pursuant to which the Company may repurchase up to 3% of the Company’s outstanding common stock over the period commencing March 13, 2020 and ending September 30, 2020.  Under the stock repurchase program, the Company may purchase shares of its common stock from time to time through various means, including open market transactions and privately negotiated transactions.  Open market repurchases will be made in accordance with applicable securities laws and regulations, including Rule 10b-18 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and may be effected pursuant to Rule 10b5-1 under the Exchange Act.  The manner, timing and amount of any stock repurchases will be determined by the Company’s management in its discretion based on its evaluation of various factors, including the trading price of the Company’s common stock, market and economic conditions, regulatory requirements and other corporate considerations.  The repurchase program may be suspended or discontinued at any time.